Stock-Based Compensation	12 Months Ended
Feb. 24, 2013
Stock-Based Compensation

NOTE 14 — STOCK-BASED COMPENSATION

Stock options

The Company established a Stock Incentive Plan (the “Plan”) to facilitate the issuance of shares of its Ordinary Stock to employees, members of management, officers, directors and consultants of the Company and its subsidiaries. The Plan allows for the grant of incentive stock options, non-qualified stock options, stock appreciation rights and shares of restricted stock. Options granted under the Plan have a time-based vesting schedule, generally four years, some with a provision for the acceleration of vesting upon the occurrence of certain events. Substantially all options granted under the Plan have terms of ten years. The Plan was amended on February 27, 2003, increasing to 32,530,970 the total shares approved for issuance under the Plan. On February 24, 2009, the Board of Directors approved an amendment and restatement of the Plan extending the duration of the Plan, which was to expire March 1, 2009, through February 23, 2019, amending the transfer restrictions and granting additional information rights to holders of options granted under the Plan. Under the terms of the Plan, shares issued upon the exercise of stock options may be newly-issued shares or treasury shares. As of February 24, 2013, all of the shares issued upon the exercise of stock options have been newly-issued shares.

As of February 24, 2013, all of the outstanding options issued under the Plan were non-qualified stock options. Stock options are awards which allow employees to purchase shares of the Company’s stock at a fixed price, over a specific period of time. The Company grants stock options at an exercise price equal to or greater than the fair market value of the Company’s ordinary shares at the date of grant. These awards, which generally vest annually at a rate of 25 percent per year, are fully vested four years from the date of grant and have a contractual life of ten years. Awards granted to non-employee members of the Company’s board of directors, if any, vest annually at a rate of approximately 33 percent, are fully vested three years from the date of grant and have a contractual life of ten years.

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the exercise price of the option, the expected option term, volatility of the Company’s stock, the risk-free interest rate with a maturity date equivalent to the expected life of the option, and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value that may ultimately be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option granted during fiscal 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Option term (in years) *	7.8	8.0	8.0
Volatility **	39%	35%	37%
Risk-free interest rate (zero coupon U.S. treasury note)	3.1%	3.4%	3.8%
Dividend yield	0%	0%	0%
Weighted-average fair value per option granted	$0.03	$0.04	$0.07

*	The option term is the number of years the Company estimates, using historical data, that options will be outstanding prior to exercise or forfeiture.
**	The Company’s estimates of expected volatility are principally based on daily price changes of the stock of comparable public companies over the expected option term as well as guidance provided by the accounting standard for stock based compensation.

There were no stock option exercises during fiscal 2013. There was one stock option exercise of 3,000 shares during fiscal 2012, at a total exercise price of $2. At the time of the exercise, the fair market value of the underlying shares was less than the exercise price. There were no cash settlements of equity instruments during fiscal 2013, 2012 or 2011. The Company recognized no windfall tax benefits in connection with the exercise of stock options during fiscal 2013, 2012 and 2011.

At February 24, 2013, there were 31,954,018 authorized but unissued shares of ordinary stock reserved for issuance under the Stratus Technologies, Inc. Stock Incentive Plan.

Stock option activity under the Plan was as follows:

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 28, 2010	23,884,297	$0.72	8.38
Granted	899,600	$0.60
Canceled	(1,881,784)	$0.81
Forfeited	(668,140)	$0.61
Exercised	—	$0.00

Outstanding at February 27, 2011	22,233,973	$0.72	7.61

Exercisable at February 27, 2011	17,795,661	$0.74	7.36
Exercisable and expected to vest at February 27, 2011	21,862,028	$0.72	7.59

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 27,2011	22,233,973	$0.72	7.61
Granted	368,750	$0.60
Canceled	(1,586,658)	$0.65
Forfeited	(462,000)	$0.61
Exercised	(3,000)	$0.60

Outstanding at February 26,2012	20,551,065	$0.72	6.58

Exercisable at February 26, 2012	17,687,390	$0.74	6.38
Exercisable and expected to vest at February 26, 2012	20,390,365	$0.72	6.57

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 26, 2012	20,551,065	$0.72	6.58
Granted	(1,660,100)	$0.60
Canceled	(2,493,984)	$1.08
Forfeited	(570,000)	$0.61

Outstanding at February 24,2013	19,147,181	$0.67	6.21

Exercisable at February 24, 2013	16,408,669	$0.68	5.85
Exercisable and expected to vest at February 24, 2013	18,962,121	$0.67	6.07

The following table summarizes information about stock options outstanding and exercisable as of February 24, 2013:

Exercise price	Outstanding Number	Weighted-average remaining contractual life	Exercisable Number	Weighted Average Exercise Price
$0.60	17,784,140	6.54	15,045,628	$0.60
$1.50	1,294,201	0.15	1,294,201	$1.50
$2.00	62,540	1.83 5	62,540	$2.00
$4.52	6,300	3.13	6,300	$4.52

$0.60-$4.52	19,147,181	6.10	16,408,669	$0.68

There were 12,806,837 shares available for grant under the Plan at February 24, 2013.